Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Non-Current Assets

Other non-current assets consisted of the following:

	As of December 31,
	2012	2013
	US$	US$

Rental and other deposits	2,924	2,312
Interest receivable	10,483	11,401
Issuance costs for convertible senior notes (Note 14)	—	8,256
Others	337	658

	13,744	22,627